RIGHT-OF-USE ASSETS, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Right-of-use Assets Net
Operating lease discount rate	5.00%
Operating lease term	3 years
Amortization expenses	$ 500	$ 500
Operating lease expenses	$ 500	$ 600